Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating expenses
Research and development	$ (7,176)	$ (4,240)	$ (14,482)	$ (8,954)
General and administration	(2,749)	(2,510)	(5,862)	(5,802)
Loss from operations	(9,925)	(6,750)	(20,344)	(14,756)
Finance income	2,122	0	3,611	0
Finance expense	(179)	0	(350)	0
Movement of expected credit loss	217	0	18	0
Foreign exchange gain/(loss)	36	7,084	(1,601)	9,327
Total other income	2,196	7,084	1,678	9,327
(Loss)/profit before tax	(7,729)	334	(18,666)	(5,429)
Tax charge/(credit)	0	0	0	0
(Loss)/profit for the period	(7,729)	334	(18,666)	(5,429)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(1,512)	0	(788)	0
Currency translation adjustment	(57)	(7,054)	1,619	(9,315)
Total comprehensive loss for the period	(9,298)	(6,720)	(17,835)	(14,744)
Attributable to owners:
(Loss)/profit for the period	(7,729)	334	(18,666)	(5,429)
Total comprehensive loss for the period	$ (9,298)	$ (6,720)	$ (17,835)	$ (14,744)
(Loss)/earnings per share
Basic (loss)/earnings per share (in dollars per share)	$ (0.15)	$ 0.01	$ (0.36)	$ (0.1)
Diluted (loss)/earnings per share (in dollars per share)	$ (0.15)	$ 0.01	$ (0.36)	$ (0.1)